Summary of Significant Accounting Policies Inventory Policy (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Materials and supplies	$ 105	$ 101
Public utility inventory, coal	102	54
Public utility inventory - natural gas in storage	27	24
Excess replacement cost over LIFO value	$ 8	$ 41